Advances from Third Parties (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Advances From Third Parties Details Narrative
Convertible note payable	$ 220,235	$ 0
Proceeds from convertible notes payable	$ 121,805